Contingent liabilities and legal proceedings - Other continuing matters relating to Dr Mallya and affiliates (Details) $ in Millions										12 Months Ended
	Oct. 15, 2020 USD ($)	Oct. 15, 2020 GBP (£)	May 24, 2019 USD ($)	May 24, 2019 GBP (£)	May 23, 2019	Nov. 16, 2017 USD ($)	Nov. 16, 2017 GBP (£)	Jul. 04, 2013 USD ($)	Jul. 04, 2013 GBP (£)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 GBP (£)
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded			$ 135.0	£ 100,000,000
Interest on damages awarded			11.0	8,000,000
CASL
Disclosure of contingent liabilities [line items]
Damages awarded			67.5	50,000,000
Interest on damages awarded			$ 5.5	£ 4,000,000
Damages awarded, co-surety percentage					50.00%
Watson Limited And Continental Administration Services Limited (CASL)
Disclosure of contingent liabilities [line items]
Damages awarded		£ 260,000
Additional damages awarded	$ 6.0	£ 4,000,000
Contingent liability for guarantees | Standard Chartered Bank (SCB) | Watson Limited | Diageo Holdings Netherlands BV
Disclosure of contingent liabilities [line items]
Guarantee provided in respect of bank facilities								$ 135.0	£ 100,000,000
Payment under guarantee agreement						$ 141.0	£ 104,000,000			$ 141.0	£ 101,000,000
Damages claimed						141.0	101,000,000
25 February agreement | Watson Limited
Disclosure of contingent liabilities [line items]
Damages claimed						$ 142.0	£ 105,000,000
Percentage of damages claimed						50.00%	50.00%